Label	Element	Value
T. Rowe Price U.S. Treasury Money Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Treasury Money Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a money market fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940, and is managed to provide a stable share price of $1.00. The fund invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. The remainder is invested in other securities backed by the full faith and credit of the U.S. government and repurchase agreements thereon.

The fund intends to operate as a “government money market fund” in accordance with Rule 2a-7. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash. A government security is a security issued or guaranteed as to principal or interest by the U.S. government and its agencies or instrumentalities. A repurchase agreement is a contract under which the fund (buyer) purchases a security, usually a U.S. government or agency security, from a bank or well-established securities dealer (seller) that requires the seller to repurchase the securities from the fund at a specific price on a designated date (which is often the next business day).

The fund’s weighted average maturity will not exceed 60 calendar days, the fund’s weighted average life will not exceed 120 calendar days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7). When calculating its weighted average maturity, the fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.

The securities purchased by the fund are subject to the maturity, quality, diversification, liquidity, and overall risk-limiting conditions and other requirements of Rule 2a-7. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price. In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

U.S. Treasury securities in which the fund may invest include Treasury bills and notes, and repurchase agreements thereon. Other government securities in which the fund may invest include non-U.S. Treasury securities that are backed by the full faith and credit of the U.S. government (such as securities issued by Government National Mortgage Association and other government agencies and securities issued by certain nongovernmental entities but guaranteed by the U.S. government).

Rule 2a-7 does not require government money market funds to impose liquidity fees or temporary redemption gates. The fund has no intention to voluntarily impose liquidity fees and/or redemption gates, although the fund’s Board of Directors reserves the right to impose liquidity fees and redemption gates in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. T. Rowe Price Associates, Inc., has no legal obligation to provide financial support to the fund, and you should not expect that T. Rowe Price Associates, Inc., will provide financial support to the fund at any time.

Some money market funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades, illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money market funds in other fund companies that have “broken the buck,” which means that those funds’ investors did not receive $1.00 per share for their investment in those funds. The SEC has proposed amendments to the rules applicable to money market funds, which, if adopted as proposed, could change the investment strategies, operations, and/or liquidity for certain money market funds. The potential for realizing a loss of principal in the fund could derive from:

Stable net asset value The fund may not be able to maintain a stable $1.00 share price at all times. The fund’s shareholders should not rely on or expect the fund’s investment adviser or an affiliate to purchase distressed assets from the fund, enter into capital support agreements with the fund, make capital infusions into the fund, or take other actions to help the fund maintain a stable $1.00 share price.

Redemptions The fund may be subject to periods of increased redemptions that could cause the fund to sell its assets at disadvantageous times or at a depressed value or loss, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a stable $1.00 share price.

Liquidity The fund may not be able to sell a holding in a timely manner at its current carrying value. Periods of reduced liquidity in money markets could require the fund to liquidate its assets at inopportune times or at a depressed value, cause the fund to be unable to meet redemption requests without dilution of the remaining shareholders’ interests in the fund, and potentially affect the fund’s ability to maintain a $1.00 share price.

Credit quality An issuer of a debt instrument or a provider of credit support could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), a rating downgrade, or an inability to meet a financial obligation. Although the fund only purchases securities that present minimal credit risk in the opinion of T. Rowe Price, the credit quality of the fund’s holdings could change rapidly during periods of market stress. The fund’s overall credit risk is relatively low since it invests in securities that are backed by the full faith and credit of the U.S. government.

Interest rates A decline in interest rates may lower the fund’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield. Given the current elevated inflation environment, risks associated with rising rates are currently heightened. In addition, the adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund's yield.

Repurchase agreements A counterparty to a repurchase agreement may become insolvent or fail to repurchase securities from the fund as required, which could increase the fund’s costs or prevent the fund from immediately accessing its collateral.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsured	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	T. Rowe Price Associates, Inc., has no legal obligation to provide financial support to the fund, and you should not expect that T. Rowe Price Associates, Inc., will provide financial support to the fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a comparative index that has investment characteristics similar to those of the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The fund’s return for the six months ended 6/30/22 was 0.10%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/19	0.52%	Worst Quarter	6/30/15	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2021
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a comparative index that has investment characteristics similar to those of the fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price U.S. Treasury Money Fund | Lipper US Treasury Money Market Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper US Treasury Money Market Funds Index
T. Rowe Price U.S. Treasury Money Fund | Lipper US Treasury Money Market Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%	[1]
T. Rowe Price U.S. Treasury Money Fund | Lipper US Treasury Money Market Funds Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.03%	[2]
T. Rowe Price U.S. Treasury Money Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[3]
Management fees	rr_ManagementFeesOverAssets	0.18%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.31%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.31%	[4]
1 Year	rr_ExpenseExampleYear01	$ 32
3 Years	rr_ExpenseExampleYear03	100
5 Years	rr_ExpenseExampleYear05	174
10 Years	rr_ExpenseExampleYear10	$ 393
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.02%
Annual Return 2017	rr_AnnualReturn2017	0.49%
Annual Return 2018	rr_AnnualReturn2018	1.48%
Annual Return 2019	rr_AnnualReturn2019	1.89%
Annual Return 2020	rr_AnnualReturn2020	0.27%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.52%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.83%
10 Years	rr_AverageAnnualReturnYear10	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1982
T. Rowe Price U.S. Treasury Money Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.18%
Other expenses	rr_OtherExpensesOverAssets	0.03%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.21%	[4],[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.23%	[4],[5],[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 24
3 Years	rr_ExpenseExampleYear03	74
5 Years	rr_ExpenseExampleYear05	125
10 Years	rr_ExpenseExampleYear10	$ 274
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2017
T. Rowe Price U.S. Treasury Money Fund | Z Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.18%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.19%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	none	[7]
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
1 Year	rr_AverageAnnualReturnYear01	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2020

[1]	Return since 4/30/17.
[2]	Return since 3/31/20.
[3]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[4]	The figure shown in the fee table does not match the “Ratio to average net assets” shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.
[5]

T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2023) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2023, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.

[6]	Restated to reflect current fees.
[7]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.